Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table sets forth information concerning the compensation of our named executive officers for the fiscal years ended June 30, 2025 and 2024 and certain measures of our financial performance for those years.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (4)	Net Income (5) (in thousands)
2025	$659,912	$692,212	$179,709	$184,532	$123.50	$3,888
2024	639,265	589,725	354,442	345,064	84.88	3,593
2023	584,445	551,145	361,126	362,366	73.27	5,704

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(1)   Represents the total compensation of our principal executive officer (“PEO”), Mr. Barlow, as reported in the Summary Compensation Table for each year indicated. Mr. Barlow was the only person who served as our PEO during those years.

(2)   Represents the “compensation actually paid” to Mr. Barlow and to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Mr. Barlow’s and the non-PEO named executive officers’ Summary Compensation Table total for each year to determine their average compensation actually paid.

PEO Total Compensation Amount	$ 659,912	$ 639,265	$ 584,445
PEO Actually Paid Compensation Amount	$ 692,212	589,725	551,145
Adjustment To PEO Compensation, Footnote
	Adjustments to Determine Compensation Actually Paid to
	PEO			Non-PEO Named Executive Officers
	2025	2024	2023	2025	2024	2023
Summary Compensation Table total	$659,912	$639,265	$584,445	$179,709	$354,442	$361,126
Decrease for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	21,300	(51,400)	(21,300)	3,181	(8,224)	(3,550)
Increase (decrease) for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	11,000	1,860	(12,000)	1,643	(1,154)	4,790
Total Adjustments	$692,212	$589,725	$551,145	$184,532	$345,064	$362,366

(3)   Represents the average of the total compensation of each of our non-PEO named executive officers as reported in the Summary Compensation Table for each year indicated. Mary L. Jones and Donna C. Lewis are included in the Non-PEO Named Executive Officers for 2025 and David S. Barber and K. Matthew Sawrie are included in the Non-PEO Named Executive Officers for periods prior to 2025.

(4)   Represents the total return to shareholders of our common stock and assumes that the value of the investment was $100 on June 30, 2025 and 2024, respectively, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5)   Represents our reported net income for each year indicated.

Non-PEO NEO Average Total Compensation Amount	$ 179,709	354,442	361,126
Non-PEO NEO Average Compensation Actually Paid Amount	$ 184,532	345,064	362,366
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other names executive officer (“NEOs”) to our total shareholder return and net income over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 123.5	84.88	73.27
Net Income (Loss)	$ 3,888,000	3,593,000	5,704,000
PEO Name	Mr. Barlow
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,300	(51,400)	(21,300)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,000	1,860	(12,000)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,181	(8,224)	(3,550)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,643	$ (1,154)	$ 4,790